Employee Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Retirement Plan expenses [Table Text Block]

	U.S. Plans			Non-U.S. Plans
	Year Ended December 31			Year Ended December 31
	2014	2013	2012	2014	2013	2012
	(Dollars in Millions)
Costs Recognized in Income:
Service cost	$—	$—	$—	$25	$23	$18
Interest cost	43	47	70	31	27	28
Expected return on plan assets	(54)	(62)	(79)	(22)	(18)	(18)
Settlements and curtailments	(23)	—	9	(2)	(1)	4
Amortization of losses and other	—	—	—	3	3	—
Net pension (income) expense	$(34)	$(15)	$—	$35	$34	$32
Weighted Average Assumptions:
Discount rate	4.75%	3.95%	4.85%	4.30%	4.10%	5.70%
Compensation increase	N/A	N/A	N/A	3.55%	3.45%	3.70%
Long-term return on assets	7.00%	7.00%	7.00%	5.10%	4.75%	5.05%

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
The Company’s obligation for all defined benefit pension plans, including discontinued operations, is as follows:

	U.S. Plans		Non-U.S. Plans
	Year Ended December 31		Year Ended December 31
	2014	2013	2014	2013
	(Dollars in Millions)
Change in Benefit Obligation:
Benefit obligation — beginning	$1,081	$1,245	$701	$653
Service cost	—	—	25	23
Interest cost	43	47	31	27
Actuarial loss (gain)	152	(119)	136	3
Settlements and curtailments	(354)	—	(4)	(2)
Foreign exchange translation	—	—	(83)	14
Business acquisitions and divestitures	—	—	(3)	—
Benefits paid and other	(58)	(92)	(21)	(17)
Benefit obligation including amounts held for sale — ending	864	1,081	782	701
Less: Amounts held for sale	—	—	165	144
Benefit obligation — ending	$864	$1,081	$617	$557
Change in Plan Assets:
Plan assets — beginning	$960	$966	$434	$404
Actual return on plan assets	127	84	45	11
Sponsor contributions	2	5	43	33
Settlements	(354)	—	—	(1)
Foreign exchange translation	—	—	(44)	6
Divestitures	—	—	(1)	—
Benefits paid and other	(59)	(95)	(21)	(19)
Plan assets including amounts held for sale — ending	676	960	456	434
Less: Amounts held for sale	—	—	105	82
Plan assets — ending	$676	$960	$351	$352
Total funded status at end of period, continuing operations	$(188)	$(121)	$(266)	$(205)
Balance Sheet Classification:
Other non-current assets	$—	$8	$2	$2
Accrued employee liabilities	—	(2)	(3)	(5)
Employee benefits	(188)	(127)	(265)	(202)
Non-current liabilities held for sale	—	—	(60)	(62)
Accumulated other comprehensive loss:
Actuarial (gain) loss	4	(98)	182	93
Tax effects/other	(1)	(2)	(29)	(18)
	$3	$(100)	$153	$75

Schedule of Assumptions Used [Table Text Block]
Assumptions used by the Company in determining its defined benefit pension obligations, excluding those held for sale, as of December 31, 2014 and December 31, 2013 are summarized in the following table:

	U.S. Plans		Non-U.S. Plans
Weighted Average Assumptions	2014	2013	2014	2013
Discount rate	4.00%	4.75%	3.20%	4.40%
Expected rate of return on assets	7.00%	7.00%	4.70%	4.95%
Rate of increase in compensation	N/A	N/A	3.30%	3.30%

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Components of the net change in AOCI related to all defined benefit pension plans, exclusive of amounts attributable to non-controlling interests on the Company’s Consolidated Statements of Changes in Equity for the year ended December 31, 2014 and 2013, are as follows:

	U.S. Plans		Non-U.S. Plans
	2014	2013	2014	2013
	(Dollars in Millions)
Actuarial losses (gains)	$79	$(137)	$113	$10
Prior service credit	1	(2)	—	—
Deferred taxes	—	—	(8)	(4)
Currency/other	—	—	(24)	2
Reclassification to net income	23	—	(3)	(2)
	$103	$(139)	$78	$6

Schedule of Expected Benefit Payments [Table Text Block]
ayments, which reflect expected future service, are expected to be paid by the Company plans, excluding those held for sale, as follows:

	U.S. Plans	Non-U.S. Plans
	(Dollars in Millions)
2015	$41	$15
2016	41	15
2017	41	16
2018	42	17
2019	42	17
Years 2020 — 2024	222	101

Schedule of Allocation of Plan Assets [Table Text Block]
The Company’s retirement plan asset allocation, excluding those held for sale, at December 31, 2014 and 2013 and target allocation for 2015 are as follows:

	Target Allocation		Percentage of Plan Assets
	U.S.	Non-U.S.	U.S.		Non-U.S.
	2015	2015	2014	2013	2014	2013
Equity securities	35%	19%	34%	34%	21%	21%
Fixed income	20%	70%	21%	13%	67%	71%
Hedge funds	45%	6%	44%	52%	8%	4%
Cash	—%	5%	1%	1%	4%	4%
	100%	100%	100%	100%	100%	100%